Intangible Assets - Schedule of Intangible Assets Accumulated Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total accumulated amortization	$ 7,538	$ 4,933
Water Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Total accumulated amortization	3,516	2,193
Surface Use Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Total accumulated amortization	$ 4,022	$ 2,739